UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment: |X|; Amendment Number: 1
This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick T. Brennan
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Patrick T. Brennan              St. Helena, CA
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:   66
                                          -----------

Form 13F Information Table Value Total:   $163,395,531
                                          ------------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 03/31/11
                      SYMBOL  CLASS     CUSIP       MARKET VALUE     TOTAL SHARES     03/31/10 PRICE   DISCRETION   VOTING AUTH
                      ------  -----     -----       ------------     ------------     --------------   ----------   -----------
3M CO                    mmm      com     88579Y10    $1,541,815         16490        $93.50   sole      none
ABBOTT LABS              abt      com     00282410    $3,661,239         74643        $49.05   sole      none
AIR PRODS & CHEM         APD      com     00915810      $721,440          8000        $90.18   sole      none
ALTRIA GROUP INC         mo       com     02209S10    $5,114,999        196504        $26.03   sole      none
AT&T INC                 t        com     00206R10      $411,766         13452        $30.61   sole      none
BANCO LATINOAM-E         blx      com      2069485    $3,366,759        192827        $17.46   sole      none
BANK NY MELLON           bk       com     06405810    $1,621,403         54282        $29.87   sole      none
BANK OF AMER CRP         BML L    pfd     06050558    $1,050,588         54861        $19.15   sole      none
BANK OF AMER CRP         BAC E    pfd     06050581    $1,309,838         69377        $18.88   sole      none
BERKSHIRE HATH-A         BRK/A    com     08467010      $501,200             4   $125,300.00   sole      none
BERKSHIRE HATH-B         BRK/B    com     08467070      $995,197         11900        $83.63   sole      none
BROWN-FORMAN -B          BF/B     com     11563720    $2,783,567         40755        $68.30   sole      none
CAPITOL FEDERAL          cffn     com     14057J10      $696,193         61774        $11.27   sole      none
CATERPILLAR INC          cat      com     14912310    $4,070,065         36552       $111.35   sole      none
CBS CORP-B               cbs      com     12485720    $3,274,280        130762        $25.04   sole      none
CHEVRON CORP             cvx      com     16676410    $3,719,154         34600       $107.49   sole      none
COCA-COLA CO/THE         ko       com     19121610      $601,836          9072        $66.34   sole      none
COMMONWEALTH REI         cwh      com     20323310    $1,352,180         52067        $25.97   sole      none
CONS EDISON INC          ed       com     20911510      $267,802          5280        $50.72   sole      none
CONSTELLATION-A          stz      com     21036P10    $1,722,989         84960        $20.28   sole      none
DOMINION RES/VA          d        com     25746U10    $2,750,883         61541        $44.70   sole      none
EQUIFAX INC              efx      com     29442910      $863,907         22237        $38.85   sole      none
EQUITY ONE INC           eqy      com     29475210    $2,358,000        125626        $18.77   sole      none
EXXON MOBIL CORP         xom      com     30231G10    $7,332,266         87154        $84.13   sole      none
FIRSTENERGY CORP         fe       com     33793210      $256,144          6906        $37.09   sole      none
FRANKLIN RES INC         ben      com     35461310    $1,782,640         14252       $125.08   sole      none
FRONTIER COMMUNI         ftr      com     35906A10      $106,926         13008         $8.22   sole      none
GENERAL ELECTRIC         ge       com     36960410    $3,350,796        167122        $20.05   sole      none
GOLDMAN SACHS GP         GS A     pfd     38143Y66    $4,101,471        183265        $22.38   sole      none
GOVERNMENT PROPE         gov      com     38376A10    $6,973,339        259618        $26.86   sole      none
GRACO INC                ggg      com     38410910    $1,183,923         26026        $45.49   sole      none
HJ HEINZ CO              hnz      com     42307410      $998,906         20461        $48.82   sole      none
IBM                      ibm      com     45920010    $3,026,579         18560       $163.07   sole      none
INTEL CORP               INTC     com     45814010      $201,800         10000        $20.18   sole      none
JOHNSON&JOHNSON          jnj      com     47816010   $10,820,413        182623        $59.25   sole      none
JPMORGAN CHASE           jpm      com     46625H10    $2,036,375         44173        $46.10   sole      none
KIMBERLY-CLARK           kmb      com     49436810    $2,467,337         37802        $65.27   sole      none
KINDER MORGAN EN         kmp      com     49455010    $1,272,051         17169        $74.09   sole      none
KRAFT FOODS INC          kft      com     50075N10    $2,936,550         93640        $31.36   sole      none
LABORATORY CP            lh       com     50540R40    $1,915,014         20786        $92.13   sole      none
LIBERTY-INTER A          linta    com     53071M10    $1,075,402         67045        $16.04   sole      none
LOCKHEED MARTIN          lmt      com     53983010    $3,438,386         42766        $80.40   sole      none
LOWE'S COS INC           low      com     54866110    $2,132,187         80673        $26.43   sole      none
MASCO CORP               mas      com     57459910    $1,176,797         84540        $13.92   sole      none
MCDONALDS CORP           mcd      com     58013510    $3,629,645         47702        $76.09   sole      none
NEXTERA ENERGY           nee      com     65339F10    $1,251,334         22702        $55.12   sole      none
ORITANI FINANCIA         orit     com     68633D10    $1,367,284        107830        $12.68   sole      none
OXFORD INDS INC          oxm      com     69149730    $6,019,013        176046        $34.19   sole      none
PEPSICO INC              pep      com     71344810    $5,309,767         82437        $64.41   sole      none
PHILIP MORRIS IN         pm       com     71817210   $10,273,458        156536        $65.63   sole      none
PROCTER & GAMBLE         pg       com     74271810      $843,181         13688        $61.60   sole      none
PROGRESS ENERGY          pgn      com     74326310    $2,834,842         61440        $46.14   sole      none
REDWOOD TRUST            rwt      com     75807540    $5,278,479        339452        $15.55   sole      none
SCANA CORP               scg      com     80589M10    $1,650,823         41931        $39.37   sole      none
SCRIPPS NET-CL A         sni      com     81106510    $1,587,903         31701        $50.09   sole      none
SOTHEBY'S                bid      com     83589810    $2,281,315         43371        $52.60   sole      none
STAPLES INC              spls     com     85503010      $950,745         48957        $19.42   sole      none
SYMETRA FINANCIA         sya      com     87151Q10    $1,040,726         76524        $13.60   sole      none
T ROWE PRICE GRP         trow     com     74144T10    $1,684,810         25366        $66.42   sole      none
TRAVELERS COS IN         trv      com     89417E10    $1,226,834         20626        $59.48   sole      none
UNITED TECH CORP         UTX      com     91301710      $507,900          6000        $84.65   sole      none
VERIZON COMMUNIC         vz       com     92343V10    $3,193,386         82859        $38.54   sole      none
WALT DISNEY CO           dis      com     25468710    $3,478,957         80737        $43.09   sole      none
WELLS FARGO & CO         wfc      com     94974610      $204,466          6448        $31.71   sole      none
WESTAMERICA BANC         wabc     com     95709010    $4,692,906         91355        $51.37   sole      none
WINDSTREAM CORP          win      com     97381W10      $745,353         57869        $12.88   sole      none
                                                    $163,395,531